Annual Fund Operating Expenses - SA Mid Cap Index Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.30%
Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.36%
Class 3
Operating Expenses:
Management Fees	0.30%
Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.61%